SCHEDULE OF TREASURY STOCK (Details) - shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Treasury Stock, Beginning Balance	442	175
Repurchases of Common Shares	1,263	8,264
Issuance of Treasury Stock	(1,578)	(7,997)
Treasury Stock, Ending Balance	127	442